COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.36

Loan ID	Deal ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXX	4350108522	XXXXXX	XXXXXX	Loan Purpose	XXXXXX	XXXXXX	XXXXXX
XXXX	4350108522	XXXXXX	XXXXXX	All Borrower Total Income	XXXXXX	XXXXXX	XXXXXX